Debt - Scheduled Principal Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,904	$ 4,531
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,872	3,936
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	294	403
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	294	403
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	294	403
Cost | 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	294	403
Cost | 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	661	906
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,035	$ 1,418